UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5160

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus New York Tax Exempt Money Market Fund
Statement of Investments
February 28, 2005 (Unaudited)
	Principal

Tax Exempt Investments--104.2%	Amount ($)		Value ($)

Albany Industrial Development Agency, Civic Facility
Revenue, VRDN (Renaissance Corp. Albany
Project) 1.95% (LOC; M&T Bank)	3,000,000	a	3,000,000
Allegany County Industrial Development Agency, Civic
Facility Revenue, VRDN (Houghton College Project)
1.94% (LOC; Key Bank)	5,000,000	a	5,000,000
Allegany-Limestone Central School District, GO Notes
BAN 2.75%, 6/24/2005	4,300,000		4,313,308
Babylon Industrial Development Agency, IDR, VRDN
(Lambro Industries Inc. Project)
1.90% (LOC; Bank of America)	760,000	a	760,000
Broome County, GO Notes:
4%, 3/1/2005 (Insured; FGIC)	400,000		400,000
Refunding 2.50%, 4/15/2005 (Insured; FGIC)	435,000		435,664
Canaseraga Central School District, GO Notes
3.75%, 6/15/2005 (Insured; MBIA)	191,000		192,095
Chautauqua County Industrial Development Agency
Civic Facility Revenue, VRDN
(United Cerebral Palsy Project) 1.94% (LOC; Key Bank)	1,175,000	a	1,175,000
City University of New York, COP, Refunding
(John Jay College) 5.75%, 8/15/2005 (Insured; MBIA)	250,000		254,359
Cold Spring Harbor Central School District, GO Notes
TAN 2.75%, 6/30/2005	1,000,000		1,002,129
Colonie Industrial Development Agency, IDR, VRDN
(13 Green Mount Drive Project)
2% (LOC; HSBC Bank USA)	170,000	a	170,000
Dutchess County Industrial Development Agency
Civic Facility Revenue, VRDN
(Marist College Civic Facility):
1.86% (LOC; Key Bank)	5,540,000	a	5,540,000
1.86% (LOC; The Bank of New York)	6,820,000	a	6,820,000
Erie County Industrial Development Agency, VRDN
Civic Facility Revenue:
(Community Services Disabled Project)
1.94% (LOC; Key Bank)	3,215,000	a	3,215,000
(DePaul Community Facilities Inc. Project)
1.94% (LOC; Key Bank)	1,500,000	a	1,500,000
(People Inc. Project)
1.94% (LOC; Key Bank)	2,700,000	a	2,700,000
(United Cerebral Palsy Association Project)
1.94% (LOC; Key Bank)	855,000	a	855,000
IDR:
(Luminescent System Inc. Project)
2% (LOC; HSBC Bank USA)	4,695,000	a	4,695,000
(Plesh Industries Inc. Project)
1.99% (LOC; M&T Bank)	1,455,000	a	1,455,000
Herkimer County Industrial Development Agency
Civic Facility Revenue, VRDN
(Templeton Foundation Project) 1.94% (LOC; Key Bank)	2,270,000	a	2,270,000

Hewlett Woodmere Union Free School District, GO Notes
TAN 3%, 6/29/2005	2,000,000		2,005,661
Huntington Union Free School District, GO Notes, TAN
2.75%, 6/29/2005	1,000,000		1,002,122
Kings Park Central School District, GO Notes, TAN
3%, 6/29/2005	4,300,000		4,311,809
Lancaster Industrial Development Agency, IDR, VRDN
(Lancaster Steel Service Project) 1.95%
(LOC; M&T Bank)	1,125,000	a	1,125,000
Locust Valley Central School District, GO Notes, TAN
3%, 6/23/2005	1,000,000		1,002,690
Long Island Power Authority, Electric Systems Revenue
4%, 4/1/2005 (Insured; FSA)	150,000		150,327
Mahopac Central School District, GO Notes 6%, 6/1/2005	200,000		201,953
Manhasset Union Free School District, GO Notes, TAN
3%, 6/29/2005	1,370,000		1,375,549
Metropolitan Transportation Authority:
Fuel Sales Tax Revenue
6%, 4/1/2005 (Insured; MBIA)	100,000		100,324
Transit Revenue:
2%, 11/15/2005	100,000		99,895
CP 1.95%, 4/7/2005 (LOC; ABN-AMRO)	6,300,000		6,300,000
Monroe County Industrial Development Agency, Revenue
(National Development Council) 3%, 6/15/2005
(LOC; HSBC Bank USA)	700,000		700,000
VRDN (2883 Associates L.P.) 2%
(LOC; HSBC Bank USA)	1,570,000	a	1,570,000
Monroe Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN
1.96% (Liquidity Facility; WestLB AG and Merrill Lynch)	8,295,000	a	8,295,000
Mount Pleasant Central School District, GO Notes, BAN

3%, 5/27/2005	3,500,000		3,512,031
Municipal Assistance Corporation for the City of New York:
Revenue 3.50%, 7/1/2005	150,000		150,843
Sales Tax Revenue 6%, 7/1/2005	600,000		608,286
Nassau County, GO Notes:
4.625%, 9/1/2005 (Insured; FGIC)	470,000		475,770
7%, 3/1/2005 (Insured; FSA)	100,000		100,000
General Improvement:
5.15%, 3/1/2005 (Insured; AMBAC)	100,000		100,000
5.125%, 1/1/2006 (Insured; FSA)	200,000		204,664
Refunding 6.50%, 5/1/2005 (Insured; FGIC)	225,000		226,937
Nassau County Interim Finance Authority, Sales Tax Revenue

4%, 11/15/2005	110,000		111,380
Nassau County Tobacco Settlement Corporation, Revenue
VRDN 1.96% (Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
New Rochelle Industrial Development Agency, IDR, VRDN
(Charles Sadek Import Co. Project)
2.01% (LOC; The Bank of New York)	5,500,000	a	5,500,000
City of New York, GO Notes:
2%, 8/1/2005	300,000		300,205
2.75, 8/1/2005	200,000		200,289
4%, 8/1/2005	7,035,000		7,091,771
5%, 8/1/2005	1,150,000		1,163,425
4.40%, 8/15/2005	250,000		252,714

5%, 11/1/2005	690,000		702,670
7.30%, 3/15/2005 (Insured; FGIC)	100,000	b	100,201
CP 2.04%, 5/24/2005 (Insured; MBIA and Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	6,000,000		6,000,000
VRDN 1.92% (Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
New York City Industrial Development Agency, VRDN:
Civic Facility Revenue:
(2000 Jewish Community Center)
1.95% (LOC; M&T Bank)	4,900,000	a	4,900,000
(Abraham Joshua Heschel Project)
1.90% (LOC; Allied Irish Banks)	2,000,000	a	2,000,000
(Convent Sacred Heart School)
1.90% (LOC; Allied Irish Banks)	3,750,000	a	3,750,000
(Jewish Community Center of Manhattan)
1.95% (LOC; M&T Bank)	1,600,000	a	1,600,000
(Village Community School Project)
1.95% (LOC; M&T Bank)	1,260,000	a	1,260,000
IDR:
(Novelty Crystal Corp.)
2% (LOC; Commerce Bank)	3,800,000	a	3,800,000
(Swak Realty LLC Project)
2.01% (LOC; The Bank of New York)	1,040,000	a	1,040,000
New York City Municipal Water Finance Authority
Water and Sewer Systems Revenue:
5%, 6/15/2005	200,000		201,858
6.125%, 6/15/2005	140,000	b	143,057
CP 1.88%, 3/3/2005 (LOC: Landesbank
Baden-Wuerttemberg and Helaba Bank)	5,400,000		5,400,000
New York City Transitional Finance Authority
Income Tax Revenue:
2%, 11/1/2005	275,000		274,907
Refunding (Future Tax Secured) 5%, 11/1/2005	100,000		101,928
VRDN:
(Future Tax Secured) 1.77%
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	8,500,000	a	8,500,000
(New York City Recovery):
1.77% (Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	3,100,000	a	3,100,000
1.82% (Liquidity Facility; JPMorgan Chase Bank)	1,000,000	a	1,000,000
Sales Tax Revenue, VRDN (Future Tax Secured) 1.82%
(Liquidity Facility; Bayerische Landesbank)	11,000,000	a	11,000,000
New York Counties Tobacco Trust II, Tobacco Settlement
Revenue, VRDN 1.96% (Liquidity Facility; Merrill Lynch)	4,760,000	a	4,760,000
State of New York, GO Notes, Refunding:
6.25%, 8/15/2005	250,000		254,708
4.375%, 9/15/2005	100,000		101,114
5%, 10/1/2005	100,000		101,641
New York State Dormitory Authority:
College & University Revenue
(Leake & Watts Service Inc.) 3%, 7/1/2005
(Insured; MBIA)	485,000		486,609
Health Care Facilities Revenue:
(Hospital for Special Surgery)
4.40%, 8/1/2005 (Insured; MBIA)	100,000		100,898

(Mental Health Services Facilities Improvement)
5.25%, 8/15/2005 (Insured; FSA)	200,000		202,987
(Montefiore Medical Center)
5%, 8/1/2005 (Insured; AMBAC)	225,000		227,666
Income Tax Revenue (State Personal Income Tax)
4%, 3/15/2005	310,000		310,231
LR 6%, 7/1/2005 (Insured; AMBAC)	390,000		395,120
Revenue, School District Financing Program:
2.75%, 4/1/2005 (Insured; MBIA)	100,000		100,133
4.50%, 10/1/2005 (Insured; MBIA)	100,000		101,450
New York State Environmental Facilities Corporation:
Clean Water and Drinking Water Revenue
(New York City Municipal Water Project)
4%, 6/15/2005	200,000		201,094
PCR, Refunding 5.50%, 6/15/2005 (Insured; MBIA)	200,000		201,930
Water Revenue 5%, 3/15/2005	400,000		400,516
New York State Housing Finance Agency:
Health Care Facilities Revenue (Nursing Home and Health
Care Project) 4.50%, 11/1/2005 (Insured; MBIA)	420,000		426,300
Revenue, VRDN (Sea Park West Housing) 1.88%
(Insured; FHLMC and Liquidity Facility; FHLMC)	3,750,000	a	3,750,000
New York State Local Government Assistance Corporation
Sales Tax Revenue:
5.40%, 4/1/2005	480,000		481,631
Refunding:
5%, 4/1/2005	450,000		451,288
5%, 4/1/2005 (Insured; AMBAC)	100,000		100,227
5.50%, 4/1/2005 (Insured; AMBAC)	450,000		451,626
New York State Power Authority:
Electric Power and Light Revenue 4%, 11/15/2005	200,000		202,585
GO Notes 2.15%, 9/1/2005	3,000,000		3,000,000
New York State Thruway Authority:
General Revenue, BAN 2.25%, 10/6/2005	4,180,000		4,182,240
Income Tax Revenue:
2%, 3/15/2005	300,000		300,080
2.25%, 3/15/2005	155,000		155,032
Service Contract Revenue (Local Highway and Bridge)
6%, 4/1/2005 (Insured; AMBAC)	100,000		100,407
New York State Thruway Authority Highway and Bridge
Trust Fund:
Fuel Sales Tax Revenue:
5.10%, 4/1/2005 (Insured; MBIA)	550,000		551,773
6%, 4/1/2005 (Insured; MBIA)	200,000		200,772
Highway Revenue Tolls:
3%, 4/1/2005	600,000		600,832
4.10%, 4/1/2005 (Insured; FGIC)	100,000		100,165
5%, 4/1/2005 (Insured; FGIC)	350,000		350,950
New York State Urban Development Corporation
(State Personal Income Tax):
Income Tax Revenue 3%, 3/15/2005	300,000		300,108
Revenue 3%, 3/15/2005	1,360,000		1,360,526
Newburgh Industrial Development Agency, MFHR
VRDN (Belvedere Project) 1.99% (Liquidity Facility;
Merrill Lynch and LOC; Merrill Lynch)	3,240,000	a	3,240,000
Town of North Hempstead, GO Notes

Refunding 6%, 4/1/2005 (Insured; FGIC)	325,000		326,324
Oneida County, GO Notes 5%, 4/15/2005
(Insured; MBIA)	150,000		150,514
Oswego City School District, GO Notes
TAN 2%, 3/1/2005	3,555,000		3,555,000
Oswego County Industrial Development Agency
Civic Facility Revenue, VRDN (Springside at Seneca Hill)
2.12% (LOC; M&T Bank)	2,935,000	a	2,935,000
Otsego County Industrial Development Agency
Civic Facility Revenue, VRDN:
(St. James Retirement Community) 2%
(LOC; M&T Bank)	800,000	a	800,000
(Templeton Foundation Project)
1.94% (LOC; Key Bank)	3,930,000	a	3,930,000
Penfield Central School District, GO Notes, Refunding
3.10%, 6/15/2005 (Insured; FSA)	435,000		436,253
Phelps-Clifton Springs Central School District, GO Notes
4%, 6/15/2005 (Insured; MBIA)	260,000		261,638
Port Authority of New York and New Jersey:
Special Obligation Revenue, VRDN
(Versatile Structure Obligation)
1.84% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	2,800,000	a	2,800,000
Transportation Revenue, CP 2.02%, 4/11/2005 (LOC: Bank of
Nova Scotia, JPMorgan Chase Bank and Lloyds TSB Bank)	3,000,000		3,000,000
Port Chester Industrial Development Agency, IDR
VRDN (40 Pearl Street LLC)
1.91% (LOC; The Bank of New York)	4,130,000	a	4,130,000
Town of Poughkeepsie, GO Notes, BAN
3.25%, 9/15/2005	1,545,248		1,557,855
Poughkeepsie City School District, GO Notes
BAN 2%, 5/6/2005	3,000,000		3,003,477
Queensbury Union Free School District, GO Notes
3%, 12/15/2005 (Insured; FSA)	546,281		549,687
Rensselaer County, GO Notes, Refunding
3%, 5/1/2005 (Insured; FSA)	210,000		210,315
Rensselaer County Industrial Development Agency, VRDN:
Civic Facility Revenue (The Sage Colleges Project)
1.95% (LOC; M&T Bank)	2,580,000	a	2,580,000
Senior Housing Revenue (Brunswick Senior Housing
Project) 1.83% (LOC; FHLB)	4,670,000	a	4,670,000
County of Rockland, GO Notes:
Refunding 2.50%, 3/1/2005 (Insured; AMBAC)	110,000		110,000
TAN 2%, 3/24/2005	4,000,000		4,000,936
Rockland County Industrial Development Agency
IDR, VRDN:
(Intercos America Inc. Project)
2% (LOC; HSBC Bank USA)	4,165,000	a	4,165,000
(Jawonio Inc. Project)
1.86% (LOC; The Bank of New York)	4,790,000	a	4,790,000
(Northern Manor Multicare)
1.94% (LOC; M&T Bank)	2,575,000	a	2,575,000
Sag Harbor Union Free School District, GO Notes
TAN 2.75%, 6/30/2005	2,000,000		2,004,147
Seneca County Industrial Development Agency

Civic Facility Revenue, VRDN
(Kidspeace National Centers of New York Project)
1.94% (LOC; Key Bank)	1,940,000	a	1,940,000
Shenendehowa Central School District, GO Notes:
4.80%, 5/1/2005 (Insured; FSA)	200,000		200,909
Refunding 3.50%, 5/1/2005 (Insured; FSA)	300,000		301,107
Solvay Union Free School District, GO Notes
4.25%, 6/15/2005 (Insured; FGIC)	747,266		752,619
Town of Stony Point, GO Notes 2.50%, 7/15/2005
(Insured; XL Capital Assurance)	390,000		390,506
Suffolk County, GO Notes
4%, 5/1/2005 (Insured; MBIA)	160,000		160,615
Suffolk County Industrial Development Agency, VRDN:
Civic Facility Revenue:
(Guide Dog Foundation Inc.)
1.86% (LOC; The Bank of New York)	3,605,000	a	3,605,000
(Hampton Day School Civic)
1.87% (LOC; JPMorgan Chase Bank)	2,895,000	a	2,895,000
IDR (Belmont Villas LLC Facility)
1.86% (Insured; FNMA and Liquidity Facility; FNMA)	6,000,000	a	6,000,000
Suffolk County Water Authority, Waterworks Revenue
Refunding 2%, 6/1/2005 (Insured; MBIA)	100,000		100,050
Syracuse Industrial Development Agency
Civic Facility Revenue, VRDN
(Community Development Properties-Larned Project)
2% (LOC; M&T Bank)	2,600,000	a	2,600,000
Tobacco Settlement Financing Authority
Revenue 5%, 6/1/2005	1,905,000		1,918,673
Tompkins County Industrial Development Agency, LR
(Cornell University) 4.85%, 7/1/2005	500,000		505,048
Ulster County Industrial Development Agency, IDR, VRDN
(Deluxe Packaging Corporation Project) 2.02%
(LOC; National Bank of Canada)	2,500,000	a	2,500,000
Town of Vestal, GO Notes, BAN 3%, 7/15/2005	2,540,000		2,547,223
Westchester County Industrial Development Agency:
Civic Facility Revenue, VRDN:
(Banksville Independent Fire Co.)
1.86% (LOC; The Bank of New York)	1,000,000	a	1,000,000
(Jacob Burns Film Center Project)
1.87% (LOC; The Bank of New York)	4,255,000	a	4,255,000
(Northern Westchester Hospital)
1.89% (LOC; Commerce Bank)	4,500,000	a	4,500,000
Refunding (Rye Country Day School Project)
1.89% (LOC; Allied Irish Banks)	4,800,000	a	4,800,000
City of White Plains, GO Notes 3%, 4/1/2005
(Insured; MBIA)	237,000		237,369
William Floyd Union Free School District of the
Mastics-Moriches-Shirley, Refunding
4.50%, 6/15/2005 (Insured; MBIA)	250,000		251,726

Total Investments (cost $281,117,322)	104.2%		281,120,451

Liabilities, Less Cash and Receivables	(4.2%)		(11,363,736)

Net Assets	100.0%		269,756,715

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	LR	Lease Revenue
FGIC	Financial Guaranteed Insurance Company	MBIA	Municipal Bond Investors Assurance
FHLB	Federal Home Loan Bank		Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation	MFHR	Multi-Family Housing Revenue
FNMA	Federal National Mortgage Association	PCR	Pollution Control Revenue
FSA	Financial Security Assurance	TAN	Tax Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or Standard & Poor's	Value (%) *

F1+, F1		VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	56.0
AAA, AA, A c		Aaa, Aa, A c	AAA, AA, A c	17.8
Not Rated d		Not Rated d	Not Rated d	26.2

100.0

* Based on total investment.
a Securities payable on demand. Variable interest rate-subject to periodic change.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the
Manager to be of comparable quality to those rated securities in which the portfolio may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)